Schedule of Revenue Sources, Health Care Organization (Details) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017	Aug. 31, 2016
Sales	$ 8,008	$ 864	$ 63,639	$ 40,718
Revenues Schedule Of Revenue Sources, Health Care Organization 1				31,743
Licensing revenue	16,250	8,250
Revenues Schedule Of Revenue Sources, Health Care Organization 2				14,702
Freight revenue	377	111
Revenues Schedule Of Revenue Sources, Health Care Organization 3				7,500
Revenue	$ 24,635	$ 9,225
Revenues Schedule Of Revenue Sources, Health Care Organization 4				0
Revenues Schedule Of Revenue Sources, Health Care Organization 5				1,149
Revenues Schedule Of Revenue Sources, Health Care Organization 6				0
Revenues Schedule Of Revenue Sources, Health Care Organization 7				326
Revenues Schedule Of Revenue Sources, Health Care Organization 8				0
Revenues Schedule Of Revenue Sources, Health Care Organization 9				40,718
Revenues Schedule Of Revenue Sources, Health Care Organization 10				$ 14,702
Revenues Schedule Of Revenue Sources, Health Care Organization 1			16,866
Revenues Schedule Of Revenue Sources, Health Care Organization 2			31,743
Revenues Schedule Of Revenue Sources, Health Care Organization 3			45,809
Revenues Schedule Of Revenue Sources, Health Care Organization 4			7,500
Revenues Schedule Of Revenue Sources, Health Care Organization 5			964
Revenues Schedule Of Revenue Sources, Health Care Organization 6			1,149
Revenues Schedule Of Revenue Sources, Health Care Organization 7			0
Revenues Schedule Of Revenue Sources, Health Care Organization 8			326
Revenues Schedule Of Revenue Sources, Health Care Organization 9			63,639
Revenues Schedule Of Revenue Sources, Health Care Organization 10			$ 40,718